Goodwill and Other Intangible Assets - Intangible Assets Other Than Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets other than goodwill
Gross Carrying Amount	$ 446,932	$ 432,972
Accumulated Amortization	(149,457)	(118,559)
Total	297,475	314,413	$ 344,583
Amortization of intangible assets	30,898	32,895	$ 25,293
Estimated amortization expense
2018	30,800
2019	30,400
2020	29,800
2021	26,700
2022	$ 22,800
Estimated useful life ( in years)	11 years 9 months 18 days
Definite-lived trademarks
Intangible assets other than goodwill
Gross Carrying Amount	$ 70,185	69,325
Accumulated Amortization	(34,614)	(32,060)
Total	$ 35,571	37,265
Estimated amortization expense
Estimated useful life ( in years)	20 years 6 months
Customer relationship intangible assets
Intangible assets other than goodwill
Gross Carrying Amount	$ 346,504	333,404
Accumulated Amortization	(92,758)	(67,260)
Total	$ 253,746	266,144
Estimated amortization expense
Estimated useful life ( in years)	10 years 9 months 18 days
Lease, contracts and other
Intangible assets other than goodwill
Gross Carrying Amount	$ 30,243	30,243
Accumulated Amortization	(22,085)	(19,239)
Total	$ 8,158	$ 11,004
Estimated amortization expense
Estimated useful life ( in years)	5 years 7 months 6 days